Goodwill	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Goodwill
Goodwill

	Discuva Limited £000	MuOx Limited £000	Total £000
Cost
At February 1, 2017	—	664	664
Additions	1,814	—	1,814
At January 31, 2018	1,814	664	2,478
Accumulated impairment
At February 1, 2017	—	—	—
At January 31, 2018	—	—	—
Net book amount
At February 1, 2017	—	664	664
At January 31, 2018	1,814	664	2,478

12. Goodwill (continued)

	Discuva Limited £000	MuOx Limited £000	Total £000
Cost
At February 1, 2016	—	664	664
At January 31, 2017	—	664	664
Accumulated impairment
At February 1, 2016	—	—	—
At January 31, 2017	—	—	—
Net book amount
At February 1, 2016	—	664	664
At January 31, 2017	—	664	664

Goodwill represents the difference between the fair value of the identifiable assets acquired and liabilities assumed and the amount paid in consideration. In accordance with IAS 36 ‘Goodwill’ has been reviewed for impairment and no provision is considered necessary. The impairment review is included as part of the intangible assets impairment review in Note 13 ‘Intangible assets’. Goodwill relating to Muox Limited forms part of the same cash-generating unit as the utrophin program acquired. Goodwill relating to Discuva Limited forms part of the same cash-generating unit as the bacterial genetics-based platform acquired.
On December 23, 2017, the Group acquired 100% of the share capital of Discuva Limited a privately held UK-based company, resulting in the recognition of £1.8 million of goodwill. See Note 27 'Business combinations' for details. Goodwill recognized in respect of Discuva Limited is attributable to the synergies expected with the Group's ongoing business as a result of the acquisition and the existing Discuva Limited workforce (which cannot be separately valued under IFRS accounting standards).
Goodwill recognized in respect of MuOx Limited is attributable to synergies expected from the Group’s collaboration with the University of Oxford and other founders of MuOx Limited.